Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
Property, plant and equipment
11.	Property, plant and equipment

	Leasehold properties and improvements	Plant and equipment	Assets under construction	Total
	£’000	£’000	£’000	£’000
Cost:
At January 1, 2020	12,240	26,326	2,571	41,137
Additions	564	775	1,735	3,074
Transfers	4,123	2	(4,125)	—
Effect of foreign currency translation	(27)	(2)	—	(29)
Disposals	(1,090)	(1,118)	(61)	(2,269)
At December 31, 2020	15,810	25,983	120	41,913
Additions	—	933	75	1,008
Transfers	59	85	(144)	—
Effect of foreign currency translation	7	(60)	—	(53)
Disposals	(231)	(139)	(35)	(405)
At December 31, 2021	15,645	26,802	16	42,463
Depreciation and impairment:
At January 1, 2020	5,642	17,193	—	22,835
Depreciation charge for the year	2,356	4,090	—	6,446
Effect of foreign currency translation	(7)	(67)	—	(74)
Disposals	(156)	(892)	—	(1,048)
At December 31, 2020	7,835	20,324	—	28,159

Depreciation charge for the year	2,386	3,125	—	5,511
Effect of foreign currency translation	4	(44)	—	(40)
Disposals	(41)	(70)	—	(111)
At December 31, 2021	10,184	23,335	—	33,519
Carrying value:
At December 31, 2021	5,461	3,467	16	8,944
At December 31, 2020	7,975	5,659	120	13,754
At January 1, 2020	6,598	9,133	2,571	18,302

At December 31, 2021 and 2020, none of the Group’s property, plant and equipment was held under finance leases or similar hire purchase agreements.